INCOME AND SOCIAL CONTRIBUTION TAXES - Changes in net deferred asset (liability) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	R$ 3,011,794	R$ 3,392,987	R$ 1,622,643
Recognized in income	18,367	(193,803)	1,656,872
Effect of selling of subsidiary and others	2,056	(211,897)
Comprehensive Income	(60,510)	24,507	113,472
Balance as of end of period	2,971,707	3,011,794	3,392,987
Tax loss carryforward
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	874,357	887,980	1,003,441
Recognized in income	157,402	327,743	(259,976)
Effect of selling of subsidiary and others	(22,362)	(263,297)
Comprehensive Income	(35,759)	(78,069)	144,515
Balance as of end of period	973,638	874,357	887,980
Social contribution tax losses
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	311,892	191,638	148,827
Recognized in income	58,963	120,254	42,811
Effect of selling of subsidiary and others	(15,073)
Balance as of end of period	355,782	311,892	191,638
Provision for tax, civil and labor liabilities
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	755,198	639,566	527,731
Recognized in income	(479,836)	118,526	110,318
Effect of selling of subsidiary and others	101	(2,671)
Comprehensive Income		(223)	1,517
Balance as of end of period	275,463	755,198	639,566
Benefits granted to employees
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	432,537	549,865	431,328
Recognized in income	(48,466)	(67,133)	(25,694)
Effect of selling of subsidiary and others	(9,363)	34,982
Comprehensive Income	(91,905)	(85,177)	144,231
Balance as of end of period	282,803	432,537	549,865
Other temporary differences
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	350,762	381,991	210,609
Recognized in income	(81,627)	(21,985)	247,458
Effect of selling of subsidiary and others	92,174	20,776
Comprehensive Income	48,991	(30,020)	(76,076)
Balance as of end of period	410,300	350,762	381,991
Deferred exchange variance
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	1,251,542	2,158,149	874,742
Recognized in income	(199,200)	(907,690)	1,292,709
Effect of selling of subsidiary and others	8,185
Comprehensive Income		1,083	(9,302)
Balance as of end of period	1,060,527	1,251,542	2,158,149
Provision for losses
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	112,936	151,678	54,938
Recognized in income	(2,208)	(34,059)	95,596
Effect of selling of subsidiary and others		(4,671)
Comprehensive Income		(12)	1,144
Balance as of end of period	110,728	112,936	151,678
Difference between book value and tax base of assets acquired in business combinations
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of period	(1,077,430)	(1,567,880)	(1,628,973)
Recognized in income	613,339	270,541	153,650
Effect of selling of subsidiary and others	(51,606)	2,984
Comprehensive Income	18,163	216,925	(92,557)
Balance as of end of period	R$ (497,534)	R$ (1,077,430)	R$ (1,567,880)